INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement1 [Line Items]
Balance	$ 186
Balance	4,907	$ 186
Memberships [Member]
Statement1 [Line Items]
Balance	29
Balance	29	29
Software And Licenses [Member]
Statement1 [Line Items]
Balance	157
Balance	271	157
Customer-related intangible assets [member]
Statement1 [Line Items]
Balance	0
Balance	4,479	0
Carbon Credits [Member]
Statement1 [Line Items]
Balance	0
Balance	128	0
Cost [member]
Statement1 [Line Items]
Balance	893	2,029
Additions	212	126
Derecognition of intangible asset	207	1,173
Acquisition of subsidiary (Note 37)	5,160
Effect of foreign currency exchange differences	(71)	(89)
Balance	5,987	893
Cost [member] | Memberships [Member]
Statement1 [Line Items]
Balance	29	29
Additions	0	0
Derecognition of intangible asset	0	0
Acquisition of subsidiary (Note 37)	0
Effect of foreign currency exchange differences	0	0
Balance	29	29
Cost [member] | Software And Licenses [Member]
Statement1 [Line Items]
Balance	864	2,000
Additions	84	126
Derecognition of intangible asset	207	1,173
Acquisition of subsidiary (Note 37)	212
Effect of foreign currency exchange differences	(71)	(89)
Balance	882	864
Cost [member] | Customer-related intangible assets [member]
Statement1 [Line Items]
Balance	0	0
Additions	0	0
Derecognition of intangible asset	0	0
Acquisition of subsidiary (Note 37)	4,948
Effect of foreign currency exchange differences	0	0
Balance	4,948	0
Cost [member] | Carbon Credits [Member]
Statement1 [Line Items]
Balance	0	0
Additions	128	0
Derecognition of intangible asset	0	0
Acquisition of subsidiary (Note 37)	0
Effect of foreign currency exchange differences	0	0
Balance	128	0
Accumulated amortisation [member]
Statement1 [Line Items]
Balance	(707)	(1,802)
Additions	639	155
Derecognition of intangible asset	(206)	(1,173)
Effect of foreign currency exchange differences	(60)	(77)
Balance	(1,080)	(707)
Accumulated amortisation [member] | Memberships [Member]
Statement1 [Line Items]
Balance	0	0
Additions	0	0
Derecognition of intangible asset	0	0
Effect of foreign currency exchange differences	0	0
Balance	0	0
Accumulated amortisation [member] | Software And Licenses [Member]
Statement1 [Line Items]
Balance	(707)	(1,802)
Additions	170	155
Derecognition of intangible asset	(206)	(1,173)
Effect of foreign currency exchange differences	(60)	(77)
Balance	(611)	(707)
Accumulated amortisation [member] | Customer-related intangible assets [member]
Statement1 [Line Items]
Balance	0	0
Additions	469	0
Derecognition of intangible asset	0	0
Effect of foreign currency exchange differences	0	0
Balance	(469)	0
Accumulated amortisation [member] | Carbon Credits [Member]
Statement1 [Line Items]
Balance	0	0
Additions	0	0
Derecognition of intangible asset	0	0
Effect of foreign currency exchange differences	0	0
Balance	$ 0	$ 0